INVESTMENTS IN REAL ESTATE SECURITIES (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments In Real Estate Securities Tables
Schedule of Real Estate Securities

The following is a summary of New Residential’s real estate securities as of December 31, 2013 and 2012, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income, except for securities that are other-than-temporarily impaired.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Life (Years) (C)	Principal Subordination (D)
December 31, 2013
Agency ARM RMBS (E)(F)	$1,314,130	$1,403,215	$3,434	$(3,885)	$1,402,764	114	AAA	3.18%	1.33%	4.1	N/A
Non-Agency RMBS	872,866	566,760	7,618	(3,953)	570,425	100	CCC-	0.94%	4.68%	8.0	7.4%

Total/Weighted Average (G)	$2,186,996	$1,969,975	$11,052	$(7,838)	$1,973,189	214	BBB+	2.28%	2.66%	5.7

December 31, 2012
Non-Agency RMBS	$433,510	$274,230	$15,856	$(330)	$289,756	29	CC	0.63%	6.55%	6.8	10.0%

(A)	Fair value, which is equal to carrying value for all securities. See Note 12 regarding the estimation of fair value.
(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. This excludes the ratings of two non-agency bonds with a face amount of $6.3 million for which New Residential was unable to obtain rating information. For each security rated by multiple rating agencies, the lowest rating is used. New Residential used an implied AAA rating for the Agency ARM RMBS. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
(C)	The weighted average life is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
(F)	Amortized cost basis and carrying value include principal receivable of $10.6 million.
(G)	The total outstanding face amount was $6.6 million for fixed rate securities and $2.2 billion for floating rate securities.

The following is a summary of New Residential’s real estate securities at December 31, 2012, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Maturity (Years) (C)	Principal Subordination (D)
ABS-Subprime (E)	$433,510	$274,230	$15,856	$(330)	$289,756	29	CC	0.63%	6.55%	6.8	10.0%

(A)	Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.

(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
(C)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.

Schedule of Real Estate Securities in an Unrealized Loss Position

The following table summarizes New Residential’s securities in an unrealized loss position as of December 31, 2013.

		Amortized Cost Basis						Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Before Impairment	Other- Than- Temporary Impairment (A)	After Impairment	Gross Unrealized Losses	Carrying Value	Number of Securities	Rating (B)	Coupon	Yield	Life (Years)

Less than Twelve Months	$878,993	$827,517	$(1,470)	$826,047	$(7,542)	$818,505	78	A-	2.54%	2.07%	5.5

Twelve or More Months	48,078	51,930	(601)	51,329	(296)	51,033	7	AAA	3.36%	1.28%	3.3

Total/Weighted Average	$927,071	$879,447	$(2,071)	$877,376	$(7,838)	$869,538	85	A-	2.58%	2.03%	5.4

(A)	This amount represents other-than-temporary impairment recorded on securities that are in an unrealized loss position as of December 31, 2013.
(B)	The rating of securities in an unrealized loss position for less than twelve months excludes the rating of one bond for which New Residential was unable to obtain rating information.

New Residential performed an assessment of all of its debt securities that are in an unrealized loss position (unrealized loss position exists when a security’s amortized cost basis, excluding the effect of OTTI, exceeds its fair value) and determined the following:

	December 31, 2013
			Unrealized Losses
	Fair Value	Amortized Cost Basis After Impairment	Credit (A)	Non-Credit (B)
Securities New Residential intends to sell (C)	$164,666	$164,666	$(988)	$—
Securities New Residential is more likely than not to be required to sell (D)	—	—	—	N/A
Securities New Residential has no intent to sell and is not more likely than not to be required to sell:
Credit impaired securities	288,306	290,487	(2,071)	(2,181)
Non-credit impaired securities	581,232	586,889	—	(5,657)

Total debt securities in an unrealized loss position	$1,034,204	$1,042,042	$(3,059)	$(7,838)

(A)	This amount is required to be recorded as other-than-temporary impairment through earnings. In measuring the portion of credit losses, New Residential’s management estimates the expected cash flow for each of the securities. This evaluation includes a review of the credit status and the performance of the collateral supporting those securities, including the credit of the issuer, key terms of the securities and the effect of local, industry and broader economic trends. Significant inputs in estimating the cash flows include management’s expectations of prepayment speeds, default rates and loss severities. Credit losses are measured as the decline in the present value of the expected future cash flows discounted at the investment’s effective interest rate.
(B)	This amount represents unrealized losses on securities that are due to non-credit factors and recorded through other comprehensive income.
(C)	Securities New Residential intends to sell have a fair value equal to their amortized cost basis after impairment, and, therefore do not have unrealized losses reflected in other comprehensive income as of December 31, 2013.
(D)	New Residential may, at times, be more likely than not to be required to sell certain securities for liquidity purposes. While the amount of the securities to be sold may be an estimate, and the securities to be sold have not yet been identified, New Residential must make its best estimate, which is subject to significant judgment regarding future events, and may differ materially from actual future sales.

The following table summarizes New Residential’s securities in an unrealized loss position as of December 31, 2012.

			GrossUnrealized				Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Maturity (Years)
Less than Twelve Months	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2
Twelve of More Months	—	—	—	—	—	—	—	—	—	—

Total	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2

Schedule of credit losses on debt securities

The following table summarizes the activity related to credit losses on debt securities:

	2013	2012

Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$—	$—

Additions for credit losses on securities for which an OTTI was not previously recognized	4,993	—

Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	(2,878)	—

Reduction for securities sold during the period	(44)	—

Ending balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$2,071	$—

Schedule of geographic distribution of collateral securing non-agency RMBS

The table below summarizes the geographic distribution of the collateral securing New Residential’s Non-Agency RMBS as of December 31, 2013:

Geographic Location	Outstanding Face Amount	Percentage of Total Outstanding
Western U.S.	$317,111	36.3%
Southeastern U.S.	198,298	22.7%
Northeastern U.S.	164,481	18.9%
Midwestern U.S.	98,682	11.3%
Southwestern U.S.	51,425	5.9%
Other (A)	42,869	4.9%

	$872,866	100.0%

(A)	Represents collateral for which New Residential was unable to obtain geographic information.

The table below summarizes the geographic distribution of the collateral securing New Residential’s real estate securities at December 31, 2012:

	December 31, 2012
Geographic Location	Outstanding Face Amount	Percentage
Western U.S.	$151,227	34.9%
Southeastern U.S.	100,636	23.2%
Northeastern U.S.	95,565	22.0%
Midwestern U.S.	43,230	10.0%
Southwestern U.S	42,852	9.9%

	$433,510	100.0%

Schedule of Real Estate Securities with a deteriorated credit quality rating

The following is the outstanding face amount and carrying value for securities as of December 31, 2013 and December 31, 2012, for which, as of the acquisition date, it was probable that New Residential would be unable to collect all contractually required payments:

	Outstanding Face Amount	Carrying Value
December 31, 2013	$729,895	$483,680
December 31, 2012	$342,013	$212,129

Schedule of accretable yield of real estate securities

The following is a summary of the changes in accretable yield for these securities:

	Year Ended December 31,
	2013	2012
Beginning Balance	$90,077	$—
Additions	155,854	80,636
Accretion	(19,939)	(3,195)
Reclassifications from non-accretable difference	40,785	12,636
Disposals	(123,710)	—

Ending Balance	$143,067	$90,077

The following is a summary of the changes in accretable yield for these securities during the year ended December 31, 2012.

For the year ended December 31, 2012
Balance at December 31, 2011	$—
Additions	80,636
Accretion	(3,195)
Reclassifications from nonaccretable difference	12,636
Disposals	—

Balance at December 31, 2012	$90,077